EQUITY - Share-based payments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) Options tranche $ / shares shares	Dec. 31, 2023 CAD ($) Options Y $ / shares
Number of Options
Opening balance	4,908,548	3,911,804
Granted	4,317,500	2,088,548
Exercised	(137,500)	(180,000)
Expired	(346,000)	(337,000)
Forfeited	(295,000)	(87,000)
Cancelled	(453,048)	(487,804)
Ending balance	7,994,500	4,908,548
Options that can be exercised	3,174,750	2,824,000
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares	$ 6.79	$ 7.42
Granted (in dollars per share) | $ / shares	3.07	5.51
Exercised (in dollars per share) | $ / shares	2.35	3.2
Expired (in dollars per share) | $ / shares	6.64	6.52
Forfeited (in dollars per share) | $ / shares	3.51	5.39
Cancelled (in dollars per share) | $ / shares	8.2	8.2
Ending balance (in dollars per share) | $ / shares	4.9	6.79
Options that can be exercised (in dollars per share) | $ / shares	7.3	7.64
Weighted average price at the time of exercise | $ / shares	$ 2.35	$ 4.52
Number of tranches | tranche	2
Number of shares subscribed for each option | shares	1
Average period (in years)	5 years	4 years 5 months 26 days
Share price at date of grant | $ / shares	$ 3.07	$ 5.51
Expected life | Y		4.49
Risk-free interest rate	3.51%	3.11%
Expected volatility	80.79%	74.03%
Expected dividend | $
Fair value per option | $ / shares	$ 2.04	$ 3.22
Total options to be granted	10
Share-based compensation | $	$ 4,291	$ 3,569
Amount capitalized in property, plant and equipment | $	$ 361	$ 508
2025
Number of Options
Ending balance	737,500
Options that can be exercised	737,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 3.21
2026
Number of Options
Ending balance	450,000
Options that can be exercised	450,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 16.26
2027
Number of Options
Ending balance	1,219,000
Options that can be exercised	1,219,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 8.07
2028
Number of Options
Ending balance	1,485,500
Options that can be exercised	768,250
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 4.76
2029
Number of Options
Ending balance	4,102,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 3.07
Directors
Number of Options
Granted	262,500	212,500
Officers
Number of Options
Granted	2,200,000	600,000
Employees
Number of Options
Granted	1,705,000	800,000
Consultants
Number of Options
Granted	150,000	476,048